Fair Value (Details) - Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets, Fair Value Disclosure	$ 254,650	$ 197,776
Financial and Nonfinancial Liabilities, Fair Value Disclosure	230,314	169,654
Cash and Cash Equivalents [Member]
Assets, Fair Value Disclosure	24,336	28,122
Separate Account Assets [Member]
Assets, Fair Value Disclosure	230,314	169,654
Separate Account Liabilities [Member]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	230,314	169,654
Level 1 [Member]
Assets, Fair Value Disclosure	24,336	28,122
Financial and Nonfinancial Liabilities, Fair Value Disclosure
Level 1 [Member] | Cash and Cash Equivalents [Member]
Assets, Fair Value Disclosure	24,336	28,122
Level 1 [Member] | Separate Account Assets [Member]
Assets, Fair Value Disclosure
Level 1 [Member] | Separate Account Liabilities [Member]
Financial and Nonfinancial Liabilities, Fair Value Disclosure
Fair Value, Inputs, Level 2 [Member]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	230,314	169,654
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member]
Assets, Fair Value Disclosure
Fair Value, Inputs, Level 2 [Member] | Separate Account Assets [Member]
Assets, Fair Value Disclosure	230,314	169,654
Fair Value, Inputs, Level 2 [Member] | Separate Account Liabilities [Member]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	230,314	169,654
Level 3 [Member]
Assets, Fair Value Disclosure
Financial and Nonfinancial Liabilities, Fair Value Disclosure
Level 3 [Member] | Cash and Cash Equivalents [Member]
Assets, Fair Value Disclosure
Level 3 [Member] | Separate Account Assets [Member]
Assets, Fair Value Disclosure
Level 3 [Member] | Separate Account Liabilities [Member]
Financial and Nonfinancial Liabilities, Fair Value Disclosure